STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS (Parenthetical) - shares	Jun. 30, 2026	Jun. 30, 2025
EBP 1998
EBP, Statement of Net Asset Available for Benefit [Line Items]
The Procter & Gamble Company common stock (in shares)	4,385	5,811